Concessions and Authorizations - Schedule of Nominal Value and Present Value Portion to be Paid (Details) R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
Irape Enterprise [Member]
IfrsStatementLineItems [Line Items]
Interest	100.00%
[custom:ConcessionAmountPaid-0]	R$ 3
[custom:NominalValueOfAmountsToBePaidInNextTwelveMonths-0]	3
[custom:PresentValueOfAmountsToBePaidInNextTwelveMonths-0]	R$ 3
Queimado [Member]
IfrsStatementLineItems [Line Items]
Interest	82.50%
[custom:ConcessionAmountPaid-0]	R$ 1
[custom:NominalValueOfAmountsToBePaidInNextTwelveMonths-0]	1
[custom:PresentValueOfAmountsToBePaidInNextTwelveMonths-0]	R$ 1